Property and equipment (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities amount of property and equipment		$ 263
Right-of-use, net carrying amount of property and equipment	1,854	1,990
Depreciated assets	470	1,241
Assets held for sale	285
Impairment of property and equipment	240	1,061
Impairment loss	$ 240	$ 1,061
Impairment description	the value in use of the CGU tested for impairment was determined using a pre-tax discount rate of 11.4%, based on historical industry average weighted-average cost of capital, gross margin of 40% based on management’s estimated cost of sales, and a terminal value growth of 2%, based on management’s estimate of the long-term compound annual growth rate
Gross margin estimated cost of sales description	gross margin of 40% based on management’s estimated cost of sales, However, a decrease in the gross margin of 5% could cause the carrying amount to exceed the recoverable amount
Heating ventilation and air conditioning [member]
IfrsStatementLineItems [Line Items]
Impairment loss	$ 182
Recoverable amount	252
Ethanol recovery system [member]
IfrsStatementLineItems [Line Items]
Impairment loss	58
Recoverable amount	$ 36